LOANS AND BORROWINGS - Details of notes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Coupon Rate	2.52%	1.74%
CNOOC Finance (2003) Limited [member]
Disclosure of detailed information about borrowings [line items]
Notes of loans and borrowings issued by entities	CNOOC Finance (2003) Limited	CNOOC Finance (2003) Limited
Maturity	Due in 2033	Due in 2033
Coupon Rate	5.50%	5.50%
Outstanding Principal Amount	$ 300	$ 300
CNOOC Finance (2011) Limited [member]
Disclosure of detailed information about borrowings [line items]
Notes of loans and borrowings issued by entities	CNOOC Finance (2011) Limited	CNOOC Finance (2011) Limited
Maturity	Due in 2021	Due in 2021
Coupon Rate	4.25%	4.25%
Outstanding Principal Amount	$ 1,500	$ 1,500
CNOOC Finance (2011) Limited (note two) [member]
Disclosure of detailed information about borrowings [line items]
Notes of loans and borrowings issued by entities	CNOOC Finance (2011) Limited	CNOOC Finance (2011) Limited
Maturity	Due in 2041	Due in 2041
Coupon Rate	5.75%	5.75%
Outstanding Principal Amount	$ 500	$ 500
CNOOC Finance (2012) Limited [member]
Disclosure of detailed information about borrowings [line items]
Notes of loans and borrowings issued by entities	CNOOC Finance (2012) Limited	CNOOC Finance (2012) Limited
Maturity	Due in 2022	Due in 2022
Coupon Rate	3.875%	3.875%
Outstanding Principal Amount	$ 1,500	$ 1,500
CNOOC Finance (2012) Limited (note two) [member]
Disclosure of detailed information about borrowings [line items]
Notes of loans and borrowings issued by entities	CNOOC Finance (2012) Limited	CNOOC Finance (2012) Limited
Maturity	Due in 2042	Due in 2042
Coupon Rate	5.00%	5.00%
Outstanding Principal Amount	$ 500	$ 500
CNOOC Finance (2013) Limited [member]
Disclosure of detailed information about borrowings [line items]
Notes of loans and borrowings issued by entities	CNOOC Finance (2013) Limited	CNOOC Finance (2013) Limited
Maturity	Due in 2018	Due in 2018
Coupon Rate	1.75%	1.75%
Outstanding Principal Amount	$ 750	$ 750
CNOOC Finance (2013) Limited (note two) [member]
Disclosure of detailed information about borrowings [line items]
Notes of loans and borrowings issued by entities	CNOOC Finance (2013) Limited	CNOOC Finance (2013) Limited
Maturity	Due in 2023	Due in 2023
Coupon Rate	3.00%	3.00%
Outstanding Principal Amount	$ 2,000	$ 2,000
CNOOC Finance (2013) Limited (note three) [member]
Disclosure of detailed information about borrowings [line items]
Notes of loans and borrowings issued by entities	CNOOC Finance (2013) Limited	CNOOC Finance (2013) Limited
Maturity	Due in 2043	Due in 2043
Coupon Rate	4.25%	4.25%
Outstanding Principal Amount	$ 500	$ 500
CNOOC Nexen Finance (2014) ULC [member]
Disclosure of detailed information about borrowings [line items]
Notes of loans and borrowings issued by entities	CNOOC Nexen Finance (2014) ULC	CNOOC Nexen Finance (2014) ULC
Maturity	Matured in 2017	Matured in 2017
Coupon Rate	1.625%	1.625%
Outstanding Principal Amount	$ 0	$ 1,250
CNOOC Nexen Finance (2014) ULC (note two) [member]
Disclosure of detailed information about borrowings [line items]
Notes of loans and borrowings issued by entities	CNOOC Nexen Finance (2014) ULC	CNOOC Nexen Finance (2014) ULC
Maturity	Due in 2024	Due in 2024
Coupon Rate	4.25%	4.25%
Outstanding Principal Amount	$ 2,250	$ 2,250
CNOOC Nexen Finance (2014) ULC (note three) [member]
Disclosure of detailed information about borrowings [line items]
Notes of loans and borrowings issued by entities	CNOOC Nexen Finance (2014) ULC	CNOOC Nexen Finance (2014) ULC
Maturity	Due in 2044	Due in 2044
Coupon Rate	4.875%	4.875%
Outstanding Principal Amount	$ 500	$ 500
Nexen (note one) [member]
Disclosure of detailed information about borrowings [line items]
Notes of loans and borrowings issued by entities	Nexen	Nexen
Maturity	Matured in 2017	Matured in 2017
Coupon Rate	5.65%	5.65%
Outstanding Principal Amount	$ 0	$ 62
Nexen (note two) [member]
Disclosure of detailed information about borrowings [line items]
Notes of loans and borrowings issued by entities	Nexen	Nexen
Maturity	Due in 2019	Due in 2019
Coupon Rate	6.20%	6.20%
Outstanding Principal Amount	$ 300	$ 300
Nexen (note three) [member]
Disclosure of detailed information about borrowings [line items]
Notes of loans and borrowings issued by entities	Nexen	Nexen
Maturity	Due in 2028	Due in 2028
Coupon Rate	7.40%	7.40%
Outstanding Principal Amount	$ 200	$ 200
Nexen (note four) [member]
Disclosure of detailed information about borrowings [line items]
Notes of loans and borrowings issued by entities	Nexen	Nexen
Maturity	Due in 2032	Due in 2032
Coupon Rate	7.875%	7.875%
Outstanding Principal Amount	$ 500	$ 500
Nexen (note five) [member]
Disclosure of detailed information about borrowings [line items]
Notes of loans and borrowings issued by entities	Nexen	Nexen
Maturity	Due in 2035	Due in 2035
Coupon Rate	5.875%	5.875%
Outstanding Principal Amount	$ 790	$ 790
Nexen (note six) [member]
Disclosure of detailed information about borrowings [line items]
Notes of loans and borrowings issued by entities	Nexen	Nexen
Maturity	Due in 2037	Due in 2037
Coupon Rate	6.40%	6.40%
Outstanding Principal Amount	$ 1,250	$ 1,250
Nexen (note seven) [member]
Disclosure of detailed information about borrowings [line items]
Notes of loans and borrowings issued by entities	Nexen	Nexen
Maturity	Due in 2039	Due in 2039
Coupon Rate	7.50%	7.50%
Outstanding Principal Amount	$ 700	$ 700
CNOOC Finance (2015) U.S.A. LLC [member]
Disclosure of detailed information about borrowings [line items]
Notes of loans and borrowings issued by entities	CNOOC Finance (2015) U.S.A. LLC	CNOOC Finance (2015) U.S.A. LLC
Maturity	Due in 2025	Due in 2025
Coupon Rate	3.50%	3.50%
Outstanding Principal Amount	$ 2,000	$ 2,000
CNOOC Finance (2015) Australia Pty Ltd [member]
Disclosure of detailed information about borrowings [line items]
Notes of loans and borrowings issued by entities	CNOOC Finance (2015) Australia Pty Ltd	CNOOC Finance (2015) Australia Pty Ltd
Maturity	Due in 2020	Due in 2020
Coupon Rate	2.625%	2.625%
Outstanding Principal Amount	$ 1,500	$ 1,500
CNOOC Finance (2015) Australia Pty Ltd (note two) [member]
Disclosure of detailed information about borrowings [line items]
Notes of loans and borrowings issued by entities	CNOOC Finance (2015) Australia Pty Ltd	CNOOC Finance (2015) Australia Pty Ltd
Maturity	Due in 2045	Due in 2045
Coupon Rate	4.20%	4.20%
Outstanding Principal Amount	$ 300	$ 300